UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive
                Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        August 14, 2008

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         58

Form 13F Information Table Value Total:         $868,478,639

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

180 Connect Inc.             Com    682343108     1,663,265    942,360  Sole           942,360         0
Acergy S.A.                  Com    00443E104     3,556,502    159,771  Sole                 0   159,771
Acusphere Inc.               Com    00511R870       410,030    739,912  Sole           739,912         0
American Axle & Mfg. Holding Com    024061103     2,421,025    303,007  Sole                 0   303,007
American Eagle Outfitters    Com    02553E106       170,375     12,500  Sole            12,500         0
American Express Company     Com    025816109    14,552,862    386,325  Sole           316,400    69,925
American International Group Com    026874107    44,750,309  1,691,244  Sole         1,441,660   249,584
Armstrong World Industries   Com    04247X102    37,564,939  1,285,590  Sole         1,034,800   250,790
Bank of New York Mellon Corp Com    064058100     7,077,199    187,079  Sole                 0   187,079
Barrick Gold Corp.           Com    067901108     9,343,198    205,345  Sole                 0   205,345
Calamp Corp.                 Com    128126109     4,260,564  2,098,800  Sole         2,098,800         0
Capital One Financial        Com    14040H105    36,462,155    959,278  Sole           730,300   228,978
Charming Shoppes Inc         Com    161133103    22,052,701  4,804,510  Sole         2,895,200 1,909,310
Chevron Texaco Corp.         Com    166764100       210,949      2,128  Sole                 0     2,128
Cisco Systems                Com    17275R102    36,722,562  1,578,786  Sole         1,071,100   507,686
Cooper Tire & Rubber         Com    216831107    22,434,067  2,861,488  Sole         2,196,200   665,288
Coventry Health Care Inc.    Com    222862104     8,956,713    294,435  Sole           166,500   127,935
Direct TV Group              Com    25459L106    65,233,089  2,517,680  Sole         1,992,100   525,580
Ditech Networks Inc.         Com    25500T108       155,230     72,200  Sole            72,200         0
Dress Barn Inc.              Com    261570105    12,253,939    915,840  Sole           518,400   397,440
East West Bancorp Inc.       Com    27579R104    19,156,759  2,713,422  Sole         2,133,200   580,222
Ebay Inc.                    Com    278642103    34,195,241  1,251,198  Sole           952,700   298,498
Exxon Mobil Corp.            Com    30231G102       334,678      3,798  Sole                 0     3,798
FiberTower Corp.             Com    31567R100     6,534,609  4,667,578  Sole         3,905,200   762,378
First Marblehead Corp.       Com    320771108    12,191,900  4,743,930  Sole         4,230,300   513,630
Gannett Co. Inc              Com    364730101    15,866,449    732,185  Sole           534,500   197,685
General Electric             Com    369604103    30,746,583  1,151,989  Sole           763,300   388,689
Helix Energy Solutions       Com    42330P107     8,278,490    198,811  Sole                 0   198,811
Hudson Highland Group Inc.   Com    443792106     6,991,081    667,725  Sole           450,400   217,325
Imation Corp.                Com    45245A107     5,541,025    241,755  Sole                 0   241,755
JP Morgan Chase & Co.        Com    46625H100    20,230,034    589,625  Sole           436,000   153,625
Lear Corporation             Com    521865105     4,334,826    305,700  Sole           305,700         0
Legg Mason Inc.              Com    524901105     2,856,885     65,570  Sole            65,200       370
Magellan Health Services     Com    559079207     7,222,109    195,034  Sole                 0   195,034
Maxim Integrated Products    Com    57772K101    28,460,815  1,345,665  Sole           956,300   389,365
Microsoft Corp.              Com    594918104     6,085,460    221,209  Sole                 0   221,209
Motorola                     Com    620076109     1,770,533    241,217  Sole                 0   241,217
Municipal Mtg & Eqty         Com    62624B101       865,725    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    22,463,004    891,389  Sole           579,300   312,089
Nokia Corp.                  Com    654902204     6,834,814    278,972  Sole            75,000   203,972
Noven Pharmaceutical Inc.    Com    670009109    12,531,427  1,172,257  Sole           629,897   542,360
Performance Technologies Inc Com    71376K102     8,572,222  1,694,115  Sole         1,694,115         0
Pfizer Inc.                  Com    717081103     5,141,211    294,288  Sole                 0   294,288
Plato Learning Inc.          Com    72764Y100     7,135,454  2,662,483  Sole         1,815,800   846,683
Quantum Corporation          Com    747906204     2,210,140  1,637,141  Sole                 0 1,637,141
Radyne Corp.                 Com    750611402     6,955,155    608,500  Sole           566,200    42,300
Sanofi Aventis               Com    80105N105    20,327,123    611,710  Sole           372,600   239,110
Schering Plough Corp         Com    806605101    25,981,449  1,319,525  Sole           762,400   557,125
Spectrum Control             Com    847615101       885,395    107,975  Sole                 0   107,975
Sprint Nextel                Com    852061100    81,139,837  8,541,035  Sole         7,415,900 1,125,135
Teradata Corp.               Com    88076W103     5,206,824    225,014  Sole                 0   225,014
Time Warner Inc.             Com    887317105    36,115,996  2,440,270  Sole         1,668,900   771,370
Tollgrade Communications     Com    889542106       259,603     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    G9143X208       745,144     18,610  Sole                 0    18,610
United Stationers Inc        Com    913004107     4,404,440    119,200  Sole           118,100     1,100
Wal-Mart Stores              Com    931142103     9,284,723    165,209  Sole                 0   165,209
Wellpoint Inc.               Com    94973V107    17,911,391    375,816  Sole           252,900   122,916
Wells Fargo & Co             Com    949746101    22,978,719    967,525  Sole           742,100   225,425
Wilsons The Leather Experts  Com    972463103       752,869 13,203,845  Sole        12,138,140 1,065,705
Winn-Dixie Stores            Com    974280307    22,986,601  1,434,869  Sole         1,031,700   403,169
WSFS Financial               Com    929328102     5,740,223    128,705  Sole                 0   128,705

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